23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income		R$ 19,285
Financial assets, fair value through profit and loss	R$ 329,202	413,788
Financial liabilities, fair value through profit and loss	5,583,913	1,972,507
Total	5,625,942	2,018,470
Derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	377,990	245,315
Financial liabilities, fair value through profit and loss	(385,696)	(153,615)
Investment funds [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	21,371	20,301
Financial treasury bills [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	312,515	396,994
Credit linked notes [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income		19,285
Stocks [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income	42,029	26,678
Savings account and overnight [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	1,220,232	689,874
Term deposits [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	250,189	374,859
Bank deposit certificates [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	3,662,448	879,758
Trade accounts receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	310,265	225,941
Written option- business combination [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, fair value through profit and loss	(185,401)	(706,920)
Level 1 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Total	1,846,336	1,527,991
Level 1 [member] | Derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Financial liabilities, fair value through profit and loss
Level 1 [member] | Investment funds [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	21,371	20,301
Level 1 [member] | Financial treasury bills [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	312,515	396,994
Level 1 [member] | Credit linked notes [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income		19,285
Level 1 [member] | Stocks [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income	42,029	26,678
Level 1 [member] | Savings account and overnight [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	1,220,232	689,874
Level 1 [member] | Term deposits [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	250,189	374,859
Level 1 [member] | Bank deposit certificates [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Level 1 [member] | Trade accounts receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Level 2 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Total	3,965,007	1,197,399
Level 2 [member] | Derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	377,990	245,315
Financial liabilities, fair value through profit and loss	(385,696)	(153,615)
Level 2 [member] | Investment funds [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Level 2 [member] | Financial treasury bills [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Level 2 [member] | Credit linked notes [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income
Level 2 [member] | Stocks [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income
Level 2 [member] | Savings account and overnight [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Level 2 [member] | Term deposits [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss
Level 2 [member] | Bank deposit certificates [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	3,662,448	879,758
Level 2 [member] | Trade accounts receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	310,265	225,941
Level 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	(185,401)	(706,920)
Level 3 [Member] | Written option- business combination [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	R$ (185,401)	R$ (706,920)